Long-term bank loans	6 Months Ended
Jun. 30, 2018
Long-term bank loans [Abstract]
Long-term bank loans
7.	Long-term bank loans

Long-term bank loans as of December 31, 2017 and June 30, 2018 consisted of the following:

	December 31,	June 30,
	2017	2018
	US$	US$
Loan from Industrial and Commercial bank of China (“ICBC”)
Due December 26, 2021, at 6.175% per annum (1)	147,938,539	133,500,589
Due December 22, 2021, at 6.175% per annum (1)	73,970,800	66,753,317
Due December 30, 2021, at 6.60% per annum (1)	68,051,177	61,410,694
Due December 22, 2021, at 9.80% per annum (8)	-	55,013,149
	289,960,516	316,677,749
Loan from China Guangfa Bank
Due December 15, 2018, at 4.75% per annum (5)	8,539,683	-
Due October 20, 2019, at 6.4125% per annum (2)	14,691,929	13,058,066

	23,231,612	13,058,066
Loan from Bank of China
Due March 27, 2018, at 5.23% per annum (5)	22,956,138	-
Due July 6, 2020, at 5.46% per annum (5)	22,956,138	-
Due March 30, 2020, at 6.65% per annum (1)	-	45,340,507
	45,912,276	45,340,507

Loan from Bank of Bohai
Due March 14, 2019 at 5.415% per annum (6)	39,025,435	30,982,680

Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum (1)	49,374,063	48,759,181

Loan from The Bank of East Asia
Due April 26, 2018, at 1.25% plus 3 month LIBOR (5)	13,250,000	-
Due June 1, 2018, at 1.25% plus 3 month LIBOR (4)	9,675,655	-
Due June 1, 2019, at 1.25% plus 3 month LIBOR (3),(4)	-	9,675,654
Due June 5, 2018, at 1.25% plus 3 month LIBOR (4)	10,000,000	-
Due June 5, 2019, at 1.25% plus 3 month LIBOR (3),(4)	-	10,000,000
Due August 15, 2018, at 1.25% plus 3 month LIBOR (3)	20,000,000	20,000,000
Due August 30, 2018, at 1.10% plus 3 month LIBOR (3)	9,700,000	9,700,000
Due September 19, 2018, at 1.10% plus 3 month LIBOR (3)	2,220,000	2,220,000

	64,845,655	51,595,654

Loan from Ping An Bank Co., Ltd.
Due May 31, 2021, at 6.8875% per annum (1)	-	90,681,014

Loan from China Construction Bank
Due April 4, 2019, at 6.175% per annum (1)	-	35,516,731
Due July 2, 2021, at 6.65% per annum(7)	-	58,942,659
Due August 31, 2021, at 7.9% per annum	-	18,136,203
	-	112,595,593
Loan from Bank of Minsheng Xi'an Branch
Due June 14, 2031, at 8.50% per annum (9)	-	66,197,141

Total	512,349,557	775,887,585
Less: current portion of long-term bank loans	(501,330,611)	(478,363,177)

Total long-term bank loans	11,018,946	297,524,408

(1)
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2018.

(2)
Pursuant to the agreements with China Guangfa Bank this long-term bank loan is secured by the Group’s 100% equity interest of Zhengzhou Kangshengboda Real EstateCo., Ltd. According to the repayment schedule, US$4,352,689 will be due within the next 12 months and has been classified as current liabilities as of June 30, 2018.

(3)
Pursuant to the loan contract with The Bank of East Asia, these five loans from The Bank of East Asia, amounting to US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$10,775,927 (December31, 2017:US$10,911,818), US$11,138,651 (December31, 2017: US$11,279,116), US$22,277,303 (December 31, 2017: US$22,558,232), US$10,803,132 (December 31, 2017: US$10,939,365), and US$2,472,569 (December 31, 2017: US$2,503,750), respectively.

(4)
The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges.

(5)	These loans were paid in full as of June 30, 2018.

(6)	Pursuant to the agreement with Bank of Bohai, the debt is secured by US$1,349,636 restricted cash (December 31, 2017: US$1,366,655) and partially repaid in 2018.

(7)	Pursuant to the agreement with China Construction Bank, the debt is secured by US$19,647,553 restricted cash (December 31, 2017: nil).

(8)	Pursuant to the agreement with ICBC, the debt is secured by US$75,567,512 restricted cash (December 31, 2017: nil).

(9)
Pursuant to the agreement with Bank of Minsheng Xi'an Branch this long-term bank loan is secured by the Group’s 65.98% equity interest of Shaanxi Zhongmao. According to the repayment schedule, US$2,115,890 will be due within the next 12 months and has been classified as current liabilities as of June 30, 2018.

As of June 30, 2018, except when otherwise indicated, the Group’s long term bank loans were all denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$2,015,848 (December 31, 2017: US$399,622), account receivables due from homebuyers amounting to US$82,746,426 (December 31, 2017:nil), the Group’s real estate properties development completed with net book value of US$34,118,561 (December 31, 2017:nil), the Group’s real estate properties held for lease with net book value of US$99,415,952 (December 31, 2017:nil) and land use rights with net book value of US$180,425,737 (December 31, 2017: US$114,610,709).

The interest rates of these bank loans are adjustable based on the range of 100% to 206% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of June 30, 2018 was 6.48% (December 31, 2017: 5.43%).